Stock Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION
11.	STOCK BASED COMPENSATION

The following table summarizes our unvested restricted share units:

	Number of shares	Weighted- Average Grant-Date Fair Value

Unvested at December 31, 2020	427,076	$2.54
Granted	-	$-
Vested	(3,000)	$2.42
Unvested at June 30, 2021	424,076	$2.54

On July 13, 2020, the Company granted and issued 18,000 shares of restricted Class A Ordinary Shares to three non-executive directors as their compensation for the year from March 1, 2020. The restricted shares were vested on a straight line basis over the service period, and will be transferable after a lock-up period of six months. As of June 30, 2021 and December 31, 2020, 18,000 and 15,000 shares were vested, respectively. The grant-date value of each restricted share units was $2.42 by reference to the closing price of the Company’s Class A Ordinary Share on July 13, 2020, and the total fair value of these restricted Class A Ordinary Share units aggregated $43,560.

For the six months ended June 30, 2021 and 2020, the Company had stock-based compensation expenses of $89,502 and $82,482, respectively. As of June 30, 2021, the Company expected to incur stock based compensation expenses of $580,935 over a weighted average period of 4.1 years.